Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	$ 53,326	$ 39,885	$ 39,772
Cash flows from operating activities:
Net income (loss)	(1,790)	33,612	56,530
Income from discontinued operations	15,829	19,162	9,424
Gain on sale of discontinued operations	(1,258)	(340)	(2,308)
Net income (loss) from continuing operations	(18,877)	14,110	44,798
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	31,195	22,388	16,702
Amortization expense	59,506	59,672	41,343
Loss on disposal of assets	0	8,864	16,000
Loss on disposal of assets	0	0	5,899
Amortization of debt issuance costs and original issue discount	4,483	5,007	3,565
Unrealized (gain) loss on interest rate swap	(2,251)	(648)	1,539
Noncontrolling stockholder stock based compensation	6,711	4,478	2,360
Loss (gain) on equity method investment	0	5,620	(74,490)
Provision for Loan and Lease Losses	443	3,976	104
Excess tax benefit from subsidiary stock options exercised	0	(417)	(1,163)
Deferred taxes	(2,254)	(39,874)	(1,061)
Other	573	756	(207)
Changes in operating assets and liabilities, net of acquisitions:
Increase in accounts receivable	4,479	(15,406)	(14,268)
(Increase) decrease in inventories	(18,421)	(26,799)	2,862
(Increase) decrease in prepaid expenses and other current assets	(3,599)	(2,940)	3,891
Increase in accounts payable and accrued expenses	9,823	7,866	24,695
Net cash provided by operating activities - continuing operations	71,811	46,653	72,569
Net cash provided by operating activities - discontinued operations	42,641	35,118	38,803
Net cash provided by operations	114,452	81,771	111,372
Net cash provided by operating activities - discontinued operations
Acquisitions, net of cash acquired	(495,136)	(158,706)	(499,116)
Purchases of property and equipment	(40,998)	(38,436)	(15,109)
Proceeds from FOX stock offerings	0	136,147	182,470
Proceeds from sale of businesses	94	340	11,249
Purchase of noncontrolling interest	0	0	(1,475)
Payment of interest rate swap	(1,783)	(3,964)	(4,303)
Other investing activities	(134)	(88)	(298)
Net cash used in investing activities - continuing operations	(537,957)	(64,707)	(326,582)
Net cash provided by investing activities - discontinued operations	(66,123)	(12,571)	(36,439)
Net cash used in investing activities	(604,080)	(77,278)	(363,021)
Cash flows from financing activities:
Proceeds from the issuance of Trust common shares, net	0	0	99,359
Proceeds from the issuance of Trust preferred shares, net	96,504	96,417	0
Borrowings under credit facility	1,307,250	260,500	671,298
Repayments under credit facility	(1,186,222)	(228,585)	(423,240)
Proceeds from Issuance of Senior Long-term Debt	400,000	0	0
Distributions paid - common shares	(86,256)	(86,256)	(78,192)
Less: Distributions paid - Preferred Shares	(12,179)	(2,457)	0
Net proceeds provided by noncontrolling shareholders	404	822	8,887
Distributions paid - Allocation Interests	0	0	(23,630)
Distributions paid - Allocation Interests	0	39,188	23,779
Repurchase of subsidiary stock	6,112	0	15,407
Debt issuance costs	(14,887)	(2,899)	(5,986)
Excess tax benefit on stock-based compensation	0	417	1,163
Other	1,609	(1,359)	(1,747)
Net Cash Provided by (Used in) Financing Activities	500,111	(2,588)	208,726
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	2,958	(1,792)	(3,174)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	13,441	113	(46,097)
Cash and cash equivalents — end of period	48,771	35,726
Net Cash Provided by (Used in) Discontinued Operations	$ 4,600	$ 4,200	$ 2,300